Note 15 - Income taxes: Schedule of Income before Income Tax, Domestic and Foreign (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Singapore
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ 996,157	$ 2,679,481	$ 3,278,678
PRC
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(1,110,121)	(1,384,839)	190,990
Cayman
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(179,671)	0	0
Income (Loss) from Continuing Operations before Income Taxes, Foreign	$ (293,635)	$ 1,294,642	$ 3,469,668